UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21621

Name of Fund:  Defined Strategy Fund Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Mitchell M. Cox, Chief Executive
       Officer, Defined Strategy Fund Inc., 4 World Financial Center, 6th Floor, New York, NY 10080. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (877) 449-4742

Date of fiscal year end:  9/30/07

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


Defined Strategy Fund Inc.

Schedule of Investments as of December 31, 2006
                                              Shares
Industry                                        Held    Common Stocks                                                   Value
Automobiles - 9.8%                           392,989    General Motors Corp.                                      $    12,072,622

Biotechnology - 4.5%                          68,000    Genentech, Inc. (a)                                             5,516,840

Chemicals - 9.8%                             247,873    E.I. du Pont de Nemours & Co.                                  12,073,894

Communications Equipment - 12.9%             372,000    Cisco Systems, Inc. (a)                                        10,166,760
                                             307,500    Corning, Inc. (a)                                               5,753,325
                                                                                                                  ---------------
                                                                                                                       15,920,085

Diversified Financial Services - 19.5%       216,755    Citigroup, Inc.                                                12,073,254
                                             249,280    JPMorgan Chase & Co.                                           12,040,224
                                                                                                                  ---------------
                                                                                                                       24,113,478

Diversified Telecommunication                336,550    AT&T, Inc.                                                     12,031,663
Services - 19.5%                             322,629    Verizon Communications, Inc.                                   12,014,704
                                                                                                                  ---------------
                                                                                                                       24,046,367

Energy Equipment & Services - 8.9%           168,000    Nabors Industries Ltd. (a)                                      5,003,040
                                             198,500    Pride International, Inc. (a)                                   5,956,985
                                                                                                                  ---------------
                                                                                                                       10,960,025

Food Products - 5.6%                         627,000    Del Monte Foods Co.                                             6,915,810

Health Care Equipment & Supplies - 6.0%       95,000    Zimmer Holdings, Inc. (a)                                       7,446,100

Health Care Providers & Services - 5.2%       82,000    WellPoint, Inc. (a)                                             6,452,580

Industrial Conglomerates - 9.7%              322,800    General Electric Co.                                           12,011,388

Internet & Catalog Retail - 6.8%             224,500    IAC/InterActiveCorp (a)                                         8,342,420

Machinery - 5.8%                             214,500    Navistar International Corp. (a)                                7,170,735

Media - 7.5%                                 231,000    EchoStar Communications Corp. Class A (a)                       8,784,930
                                              15,861    Idearc, Inc. (a)                                                  454,418
                                                                                                                  ---------------
                                                                                                                        9,239,348

Pharmaceuticals - 19.6%                      278,444    Merck & Co., Inc.                                              12,140,158
                                             463,768    Pfizer, Inc.                                                   12,011,591
                                                                                                                  ---------------
                                                                                                                       24,151,749

Semiconductors & Semiconductor               356,000    Nvidia Corp. (a)                                               13,175,560
Equipment - 10.7%

Specialty Retail - 21.5%                     295,500    AutoNation, Inc. (a)                                            6,300,060
                                             496,000    Charming Shoppes, Inc. (a)                                      6,710,880
                                             219,500    Office Depot, Inc. (a)                                          8,378,315
                                             260,500    Pacific Sunwear of California, Inc. (a)                         5,100,590
                                                                                                                  ---------------
                                                                                                                       26,489,845

Tobacco - 9.8%                               141,015    Altria Group, Inc.                                             12,101,907

                                                        Total Common Stocks
                                                        (Cost - $206,378,438) - 193.1%                                238,200,753



                                                Face
                                              Amount    Short-Term Securities
Time Deposits - 0.5%                     $   667,657    State Street Bank & Trust Co., 4.25% due 1/02/2007                667,657

                                                        Total Short-Term Securities
                                                        (Cost - $667,657) - 0.5%                                          667,657

                                                        Total Investments
                                                        (Cost - $207,046,095*) - 193.6%                               238,868,410
                                                        Liabilities in Excess of Other Assets - (93.6%)             (115,520,954)
                                                                                                                  ---------------
                                                        Net Assets - 100.0%                                       $   123,347,456
                                                                                                                  ===============

  * The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     211,416,040
                                                  =================
    Gross unrealized appreciation                 $      33,320,600
    Gross unrealized depreciation                       (5,868,230)
                                                  -----------------
    Net unrealized appreciation                   $      27,452,370
                                                  =================

(a) Non-income producing security.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.

o   Variable prepaid forward contracts as of December 31, 2006 were as follows:

       Shares
         Held   Issue                                             Value

      295,500   AutoNation, Inc. +                          $   (6,297,049)
      496,000   Charming Shoppes, Inc. +                        (6,636,827)
      372,000   Cisco Systems, Inc. +                           (9,955,762)
      307,500   Corning, Inc. +                                 (5,747,390)
      627,000   Del Monte Foods Co.                             (6,750,846)
      231,000   EchoStar Communications Corp. Class A +         (8,569,546)
       68,000   Genentech, Inc. +                               (5,511,142)
      224,500   IAC/InterActiveCorp +                           (8,140,056)
      168,000   Nabors Industries Ltd. +                        (4,999,344)
      214,500   Navistar International Corp. +                  (6,983,241)
      356,000   Nvidia Corp. +                                 (12,983,071)
      219,500   Office Depot, Inc. +                            (8,172,490)
      260,500   Pacific Sunwear of California, Inc. +           (5,100,434)
      198,500   Pride International, Inc. +                     (5,951,030)
       82,000   WellPoint, Inc. +                               (6,445,906)
       95,000   Zimmer Holdings, Inc. +                         (7,253,184)
                                                            ---------------
    Total (Proceeds - $101,617,871)                         $  (11,549,738)
                                                            ===============

      + Non-income producing security.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Defined Strategy Fund Inc.


By:    /s/ Mitchell M. Cox
       -------------------
       Mitchell M. Cox
       Chief Executive Officer
       Defined Strategy Fund Inc.


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Mitchell M. Cox
       -------------------
       Mitchell M. Cox
       Chief Executive Officer
       Defined Strategy Fund Inc.


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Defined Strategy Fund Inc.


Date:  February 20, 2007